Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022	Mar. 31, 2024
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ (35,525)	$ 135,033		$ 135,033		$ (35,525)	$ (42,431)	$ 0	$ 135,140
Redemption period							1 year
Net income (loss) attributable to redeemable noncontrolling interest	$ 1,080	$ (18,515)	$ 0	$ (60,715)	$ 0	$ 1,080	$ 0	$ 0
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)							59,930,000
Ownership percentage							78.30%
LGM Enterprises, LLC
Noncontrolling Interest [Line Items]
Company ownership	22.00%					22.00%